LONG-TERM DEBT	12 Months Ended
Dec. 31, 2012
LONG-TERM DEBT
LONG-TERM DEBT

15. LONG-TERM DEBT

Below is a summary of the long-term portion and current portion of long-term debt as at December 31, 2012 and 2011:

	December 31, 2012			December 31, 2011
Description	Long-term	Current portion	Total	Long-term	Current portion	Total
Syndicate Facility Agreement	$-	$-	$-	$-	$80,159	$80,159
Piraeus Bank A.E. (as the successor of Cyprus Popular Bank Public Co. Ltd. (formerly, Marfin Egnatia Bank S.A.) (“Piraeus Bank (CPB loan)”) Credit Facility	-	32,525	32,525	-	39,261	39,261
Portigon AG (ex West LB Bank) Credit Facility	-	25,250	25,250	-	25,250	25,250
Piraeus Bank Credit Facilities	-	17,964	17,964	-	76,350	76,350
Kamsarmax syndicate facilities agreements	-	-	-	-	76,836	76,836
Eurobank Credit Facility	-	-	-	-	11,035	11,035
Handysize Syndicate Facility Agreement	-	-	-	-	30,831	30,831
Mojave Finance Inc	-	3,000	3,000	-	-	-
Ending Balance	$-	$78,739	$78,739	$-	$339,722	$339,722

Due to economic conditions and operational difficulties, the Company entered into restructuring discussions with each of the lenders under Company’s facility and credit agreements, the holders of Company’s 7% Notes and the counterparties to Company’s capital leases (collectively, the agreements governing such debt, the “Financing Documents”). As part of those discussions, the Company appointed Moelis to act as the Company’s financial advisors in respect of the restructuring proposal described below. On November 8, 2011, the Company and Moelis presented to each of the lenders under the Financing Documents a commercial presentation which set out a comprehensive global restructuring proposal (the “Restructuring Proposal”). The Restructuring Proposal included, among other things, proposed amendments to the Financing Documents (including amortization relief and reset of financial covenants). The aim of the Restructuring was to increase liquidity, normalize trade vendor payments and deleverage the Company on a going forward basis. To date, the Company has completed the restructuring efforts for the Syndicate Facility Agreement, Kamsarmax Syndicate Facility Agreements, Eurobank Credit Facility, Northern Shipping Fund LLC Capital Lease Obligation, Portigon AG (formerly, West LB Bank) Credit Facility, Piraeus Bank Credit Facilities, Handysize Syndicate Facility Agreement, Lemissoler Capital Lease Obligation and the 7% Notes, subject, in the case of the Syndicate Facility Agreement, final payment of outstanding fees. However, the Company was not able to restructure the credit facility with Piraeus Bank (CPB loan). See also Note 25 for a discussion of the recent developments relating to the Company’s restructuring negotiations.

Since June 2011, the Company has defaulted under each of its Financing Documents in respect of certain covenants (including, in some cases, the failure to make amortization and interest payments, the failure to satisfy financial covenants and the triggering of cross-default provisions). As of December 31, 2012, the Company was also in default under its credit agreements with Piraeus Bank (CPB loan), Portigon AG, Piraeus Bank and the 4.5% Note (refer to Note 17), as those credit facilities had not yet been restructured and discharged. To date, the Company continues to be in default under the Piraeus Bank (CPB loan) Credit Facility, the 4.5% Note, the Portigon AG Credit Facility, and the Mojave Finance Inc. Credit Facility. These lenders have continued to reserve their rights in respect of such defaults. They have not exercised their remedies at this time; however, they could change their position at any time. As such, there can be no assurance that a satisfactory final agreement will be reached with these lenders, or at all. In addition, while the Company has completed its restructuring efforts with the lenders under the Syndicate Facility Agreement, it continues to have an outstanding liability of $129 under the Syndicate Facility Agreement related to loan fees outstanding. While the proceeds from the sale of the four LR1 vessels under the Syndicate Facility Agreement were used to repay the outstanding amounts owed and fees under the agreement, the Company has nevertheless not been formally discharged and released of any and all of its obligations in respect of the Syndicate Facility Agreement due to this outstanding liability.

During 2011 and up to the date of issuance of these financial statements, the Company has sold, disposed of or handed control over to its lenders a total of 20 vessels and hulls under construction (or the ownership of the shipowning subsidiaries) in connection with the Restructuring.

As of December 31, 2012, the Company has defaulted on payments of principal and interest with respect to the Piraeus Bank (CPB loan), the Portigon AG and the Piraeus Bank credit facilities and was not in compliance with certain of its covenants for the respective debt agreements outlined below. As of December 31, 2012, all other debt has been restructured. Since the Company’s lenders have the right, absent receipt of waivers, to demand the repayment of its debt at any given time, the Company reclassified its long term debt as of December 31, 2012 as current liabilities in its consolidated balance sheet.

(a) Syndicate Facility Agreement

As part of the 2009 recapitalization, the Company’s existing syndicate of lenders entered into a $221,400 facility agreement, referred to herein as the “Syndicate Facility Agreement”, by and among the Company and the banks identified therein in order to refinance the Company’s existing revolving credit facility.

On December 21, 2011, with the consent of the lenders under the Syndicate Facility Agreement, the Company agreed for the sale of the four LR1 vessels related to this facility, and the lenders agreed with NewLead to accept the gross sale proceeds in full and final satisfaction of all liabilities owed to the syndicate under the governing loan agreement. Following this agreement, $64,532, which constituted the proceeds of the sales of the Newlead Avra and the Newlead Fortune (sold in December 2011), and $80,159, which constituted the proceeds of the sales Newlead Compass and the Newlead Compassion (sold in January 2012), were applied against the loan. As of December 31, 2012, the outstanding balance due to the syndicate lenders was $129, which is included in Accounts Payable and related to loan fees outstanding. While the proceeds from the sale of the four LR1 vessels under the Syndicate Facility Agreement were used to repay outstanding amounts owed and fees under the agreement, the Company has nevertheless not been formally discharged and released of any and all of its obligations in respect of the Syndicate Facility Agreement due to this outstanding liability as of December 31, 2012.

(b) Piraeus Bank (as the successor of Cyprus Popular Bank Public Co. Ltd. (formerly, Marfin Egnatia Bank S.A.) (“Piraeus Bank (CPB loan)”) Credit Facility

On December 10, 2010, the Company entered into a Loan Agreement with Piraeus Bank (as the successor of Cyprus Popular Bank Public Co. Ltd.) (“Piraeus Bank (CPB loan)”) for a reducing revolving credit facility of up to $62,000, in order to refinance the loans of the Newlead Venetico and the Newlead Markela, and to finance the working and investment capital needs. The provisions of the agreement include a cash sweep of all surplus of quarterly earnings of the related vessels. Borrowings under this loan facility currently bear an approximate effective interest rate, including the margin, of 5.79%.

On April 5, 2012, with the consent of Piraeus Bank (CPB loan), the Company entered into an agreement for the sale of the Newlead Venetico and that vessel was delivered to the buyer on May 8, 2012 for proceeds of approximately $9,450. The proceeds of such sale were applied towards (a) the prepayment of the total outstanding amounts due under the loan agreement for the Newlead Venetico in a total aggregate amount of $6,736, (b) interest payable and (c) the payment of outstanding trade and vendor payments. As of December 31, 2012, the outstanding balance on such loan facility was $32,525.

The floating portion of the approximately $32,525 drawn to date is approximately $15,405 and bears an interest rate of approximately 3.8% (assuming current LIBOR of 0.310%, plus a 3.5% margin), while the fixed portion drawn is $17,120 and bears an interest rate of 7.6% (assuming a current fixed swap rate of 4.1% plus a 3.5% margin). The loan facility includes financial covenants, all as described in the loan facility including: (i) the Company’s shareholders’ equity as a percentage of its total assets, adjusting the book value of its fleet to its market value, must be no less than: (a) 25% from the financial quarter day ending September 30, 2012 until the financial quarter day ending June 30, 2013; and (b) 30% from the financial quarter day ending September 30, 2013 onwards (as of December 31, 2012, the Company was in breach of this covenant); (ii) the maintenance, on a consolidated basis on each financial quarter, of working capital (as defined in the loan facility) of not less than zero dollars ($0) (as of December 31, 2012, the Company was in breach of this covenant); (iii) the maintenance of minimum liquidity equal to at least five percent of the outstanding loan (as of December 31, 2012, the Company was in breach of this covenant); and (iv) the maintenance of the ratio of EBITDA (as defined in the loan facility) to interest payable on a trailing four financial quarter basis to be no less than: (a) 2.00 to 1.00 from the financial quarter day ending September 30, 2012 until the financial quarter day ending June 30, 2013; and (b) 2.50 to 1.00 from the financial quarter day ending June 30, 2013 onwards (as of December 31, 2012, the Company was in breach of this covenant). The Company is also subject to a covenant that requires the maintenance of a security value of at least 130% of the facility and the maximum swap exposure as specified in the agreement (as of December 31, 2012, the Company was in breach of this covenant).

As of December 31, 2012, the Company has defaulted on interest payments under the loan agreement.

(c) Portigon AG (formerly, West LB Bank) Credit Facility

On April 1, 2010, the Company assumed a Loan Agreement with Portigon AG, relating to a term loan facility of up to $27,500 in relation to the Grand Victoria. The loan was payable in 20 quarterly installments of $375, followed by 15 quarterly installments of $475 and a balloon payment of $12,875 due on the last payment date. However, after the amendment reached on March 28, 2013 (see Note 25) the outstanding balance will be payable in 3 quarterly installments of $300, followed by 5 quarterly installments of $375, followed by 15 quarterly installments of $475, followed by a balloon payment of $15,350 (the first repayment installment shall be repaid on June 30, 2013 and the balloon installment, shall be repaid on January 31, 2019). Borrowings under this loan facility currently bear an effective interest rate, including the margin, of approximately 3.46% (assuming current LIBOR of 0.207%, plus a 3.25% margin). The applicable margin is calculated as follows: (a) 3.25% per annum at any time when the vessel is not subject to an approved charter and the security cover ratio is less than 125%; (b) 3% per annum at any time when the vessel is subject to an approved charter and the security cover ratio is less than 125%; (c) 2.75% per annum at any time when the vessel is not subject to an approved charter and the security cover ratio is equal to or greater than 125%; and (d) 2.50% per annum at any time when the vessel is subject to an approved charter and the security cover ratio is equal to or greater than 125%.

The vessel’s excess cash must be applied towards the prepayment of the balloon installment until such time as the balloon installment has been reduced to $6,000, in accordance with the following, all as described in the loan facility: (i) if the Company is in compliance with the value to loan ratio, 50% of the excess cash must be applied towards prepayment of the loan facility; and (ii) if the Company is not in compliance with the value to loan ratio, 100% of the excess cash must be applied towards the prepayment of the loan facility. The value to loan ratio is set at 100% until December 31, 2012 and 125% thereafter. As of December 31, 2012, the Company was not in compliance with this ratio. The loan facility includes, among other things, financial covenants including: (i) a minimum market adjusted equity ratio of 25% for the period from September 30, 2012 until June 30, 2013, increasing to 30% thereafter (as of December 31, 2012, the Company was in breach of this covenant); (ii) a minimum liquidity equal to at least 5% of the total debt during the period the loan facility remains outstanding (as of December 31, 2012, the Company was in breach of this covenant); (iii) working capital (as defined in the loan facility) must not be less than zero dollars ($0) during the period the loan facility remains outstanding (as of December 31, 2012, the Company was in breach of this covenant) and (iv) a minimum interest coverage ratio of 2:1 for the period from September 30, 2012 until June 30, 2013, increasing to 2.5:1 thereafter (as of December 31, 2012, the Company was in breach of this covenant). As of December 31, 2012, the Company has defaulted on principal and interest payments. As of December 31, 2012, the outstanding balance was $25,250.

On March 28, 2013, the Company agreed with the bank to certain amendments to the credit facility. See Note 25 for recent developments relating to the facility.

(d) Piraeus Bank Credit Facilities

On April 1, 2010, the Company assumed a Loan Agreement with Piraeus Bank, dated March 31, 2010, for a loan of up to $21,000 relating to the Grand Ocean. The loan facility was payable in one quarterly installment of $850, followed by six quarterly installments of $800, followed by seven quarterly installments of $750, and a balloon payment of $10,100 due in November 2013. On December 29, 2011, the Company, with the consent of Piraeus Bank, entered into an agreement for the sale of the Grand Ocean and that vessel was delivered to the buyer on January 11, 2012 for proceeds of approximately $8,150. Piraeus Bank applied the proceeds of such sale towards (a) the prepayment of $6,510 of the outstanding amounts due under the loan agreement for the Grand Ocean (b) interest payable and (c) the payment of outstanding trade and vendor payments. In addition, a repayment of $490 was effected on June 21, 2012. Borrowings under this loan facility currently bear an effective interest rate, including the margin, of approximately 3.9% (assuming current LIBOR of 0.353%, plus a 3.5% margin). As of December 31, 2012, the outstanding balance was $10,750. See Note 25 for recent developments relating to the facility.

On April 1, 2010, the Company also assumed a Loan Agreement with Piraeus Bank, dated March 19, 2008, as supplemented by a First Supplemental Agreement, dated February 26, 2009, and a Second Supplemental Agreement, dated March 31, 2010, for a loan of up to $76,000 in relation to the Hiona and the Hiotissa. The loan was payable in one quarterly installment of $1,500, followed by four quarterly installments of $1,250, followed by 19 quarterly installments of $1,125 and a balloon payment of $37,225 due in April 2016. Borrowings under this loan facility currently bear an effective interest rate, including the margin, of approximately 3.9% (assuming current LIBOR of 0.353%, plus a 3.5% margin).

On June 20, 2012, the Company entered into an agreement with Piraeus Bank, as amended on April 10, 2013 to proceed with the sale of two tanker vessels, Hiona and Hiotissa, for an aggregate amount of approximately $57,000 and to convert the remaining outstanding debt of Hiona, Hiotissa and Grand Ocean, subject to the satisfaction of certain conditions precedent by the Company, into common shares of the Company. The Hiona and Hiotissa were sold during July 2012, and the proceeds of such sale were applied towards (a) the prepayment of the total outstanding amounts due under the loan agreement for the two vessels, in an aggregate amount of approximately $51,100, (b) interest payable and (c) the payment of outstanding trade and vendor payments. In addition, a repayment of $271 was effected on November 2, 2012. As of December 31, 2012, the outstanding balance was $7,214. See Note 25 for recent developments relating to the facility.

(e) Kamsarmax Syndicate Facility Agreements

On April 15, 2010, the Company assumed two facility agreements (the “Kamsarmax Syndicate Facility Agreements”) in relation to the two acquired Kamsarmaxes (“Kamsarmax Syndicate”), the Newlead Tomi and the Newlead Gujarat. The senior facility agreement which was entered into with Bank of Scotland, BTMU Capital Corporation and Bank of Ireland, was for $66,667 and the junior facility agreement which was entered into with Bank of Scotland and BTMU Capital Corporation was for $13,333.

On February 24, 2012, the Bank of Scotland issued notices of enforcement and notices of default and acceleration in relation to the senior loan agreement and the junior loan agreement, each dated April 15, 2010, between Ayasha Trading Corporation (“Ayasha”) and Bethune Properties S.A. (“Bethune”), as borrowers, and the Bank of Scotland, BMTU Capital Corporation, and the Bank of Ireland, as lenders. In addition, the Bank of Scotland filed claim forms in the High Court of England and Wales against the borrowers representing claims for approximately $62,684 and $13,938 under the Kamsarmax Syndicate Facility Agreements and sought a declaration, that, among other things, the Bank of Scotland was entitled to make a demand against the Company in respect of sums owing under the Kamsarmax Syndicate Facility Agreements. Ayasha and Bethune were the shipowning companies of the motor vessels “Newlead Tomi” and “Newlead Gujarat,” respectively. Pursuant to such notices, the Bank of Scotland, as the agent and security trustee under each of the Kamsarmax Syndicate Facility Agreements, exercised its rights to foreclose on the shares of Ayasha and Bethune, which secured the loans under the Kamsarmax Syndicate Facility Agreements and the vessels were handed over to the lenders control. The gain on the transaction resulting from the release of the respective liabilities to the lender amounted to $24,576 and is included in Loss from discontinued operations.

On August 1, 2012, the Company was formally discharged and released of any and all of its obligations in respect of the Kamsarmax Syndicate Facility Agreements.

As of December 31, 2012, no outstanding balance remained.

(f) First Business Bank (FBB) Credit Facility

As of December 31, 2011, no outstanding balance remained under the FBB credit facility. On April 27, 2012, the Company was fully discharged and released of any and all of its obligations to FBB outstanding under the FBB loan agreements.

(g) Eurobank Credit Facility

On July 9, 2010, the Company assumed a Loan Agreement with Eurobank, for a loan facility of up to $32,000 in relation to the Newlead Esmeralda. On February 10, 2012, with the consent of Eurobank, the Company agreed to the sale of the Newlead Esmeralda for proceeds of approximately $11,400. The proceeds of the sale were applied towards (a) the full and final satisfaction of all indebtedness owed to Eurobank under the loan agreement with Eurobank and (b) the payment of outstanding trade and vendor payments. As of February 16, 2012 the sale of this vessel was completed and on February 16, 2012, the Company was fully discharged and released from any and all obligations to Eurobank under the credit facility and related documents. As of December 31, 2012, no outstanding balance remained.

(h) Handysize Syndicate Facility Agreement

On July 9, 2010, the Company assumed a Loan Agreement with DVB Bank, Nord LB and Emporiki Bank, for a loan facility of up to $48,000 in relation to two newbuilding vessels. On March 21, 2012, with the consent of the lenders, the Company entered into a memorandum of agreement with an unrelated party for the sale of the Navios Serenity for proceeds of approximately $26,000. On March 26, 2012 the vessel was sold and the proceeds of the sale were applied towards the outstanding balance owed under the credit facility with DVB Bank, Nord LB and Emporiki Bank. Up to the sale of the vessel, the Company had defaulted on a number of principal and interest payments. On February 20, 2012, the Company received a default letter from the yard in respect of the delay of the payment of an installment of $7,400 after the completion of the “steel cutting” in September 2011 for the Handysize Hull 4029. On May 22, 2012, the Company signed an agreement with the shipbuilder and the Shipbuilding Contract with SPP Shipbuilding Co, Ltd., the prior contract with the yard, was terminated and ceased to be valid. Under this agreement, the Company and the yard mutually waived all rights and released and discharged each other from all liabilities, obligations, claims and demands. This agreement resulted in the Company being released from the $7,400 liability to the yard and the $7,240 write-off of the balance of the vessel under construction. In addition, on May 22, 2012, the Company was released from its obligations under the related facility for the Handysize Hull 4029, which were $5,492, and on November 23, 2012, the Company was formally discharged and released of any and all of its obligations in respect of the Handysize Syndicate Facility Agreement.

(i) Mojave Finance Inc. Credit Facility

On April 10, 2012, the Company, as a third party, and NewLead Holdings (US) Corp. (refer to Note 6), entered into a Loan Agreement with Mojave Finance Inc., for a secured loan facility of $3,000 in order to finance its coal business. Pursuant to a Pledge Agreement the loan facility is secured by an interest of 52% in NewLead Mojave Holdings LLC and 50% in New Lead JMEG LLC (the “Security”). The loan was initially payable in three equal monthly installments, the first to be paid one month after the drawdown date with each subsequent payment on a monthly basis. Pursuant to the Loan Agreement, the Company and NewLead Holdings (US) Corp. shall not, without prior written consent of Mojave Finance Inc., permit or create any security interest in the Security or permit or create any security interest in the assets of NewLead Holdings (US) Corp., NewLead Mojave Holdings LLC or New Lead JMEG LLC. Should NewLead Holdings (US) Corp. and/or the Company sell their entire interest in New Lead JMEG LLC, or any part thereof, such entity will have the obligation to prepay the loan, or any portion thereof, as applicable, in proportion to the interest sold. On July 9, 2012, the loan facility was amended. Pursuant to the amendment, the loan was payable after a nine-month period following the drawdown date, with the $3,000 repayment due on January 11, 2013. On January 9, 2013 and July 9, 2013, the loan facility was further amended. Pursuant to the second and the third amendments, the loan is payable after an eighteen-month period following the drawdown date, with the $3,000 repayment due on October 11, 2013. Borrowings under the terms of the loan facility currently bear an approximate effective interest rate, including the margin, of 4.7% (assuming current LIBOR of 0.736%, plus a 4.00% margin).

In respect of all the remaining mentioned facilities, as of December 31, 2012, the Company was in default of principal and interest payments due in the amounts of $3,582 and $1,995, respectively.

Amounts drawn under the Piraeus Bank (CPB loan), Portigon AG and Piraeus Bank credit facilities are secured by first priority mortgages on the Company’s vessels, guaranteed by each vessel-owning subsidiary and guaranteed by NewLead Holdings.

The amounts shown as interest and finance expense in the statements of operations are analyzed as follows:

	Year Ended December 31,	Year Ended December 31,	Year Ended December 31,
	2012	2011	2010
Interest expense	$8,125	$11,528	$10,124
Amortization of deferred charges	5,624	2,112	1,026
Amortization of the beneficial conversion feature	71,561	8,161	5,942
Other expenses	1,239	871	1,458
	$86,549	$22,672	$18,550

The effective interest rate at December 31, 2012 was approximately 4.31% per annum (December 31, 2011: 4.88% and December 31 2010: 6.08%). Capitalized interest for the year ended December 31, 2012 amounted to $20 ($2,549 for the year ended December 31, 2011 and $902 for the year ended December 31, 2010, respectively).